Share-Based Compensation - Summary of Share Units (Deferred share units) (Details) - Deferred Share Units [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022 anniversary $ / shares shares	Dec. 31, 2021 anniversary $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | anniversary	1,406,170	1,147,182
Granted, Number | anniversary	76,751	247,317
In lieu of dividends, Number of DSUs | shares	4,269	11,671
Ending Balance, Number | anniversary	1,487,190	1,406,170
Opening Balance , Weighted average grant	$ 10.51	$ 11.01
Granted , Weighted average grant	8.14	8.33
In lieu of dividends , Weighted average grant	7.81	8.15
Ending Balance , Weighted average grant	$ 10.38	$ 10.51